SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Revenues from contracts with customers
Sale of goods and services	$ 140,293,827	$ 94,548,714	$ 256,476,632	$ 221,391,962
Royalties			649,341	909,067
Initial recognition and changes in the fair value of biological assets at the point of harvest	(72,785)	(138,529)	338,128	351,477
Total			256,814,760	221,743,439
Cost of sales	$ (88,710,537)	$ (59,141,259)	(160,326,318)	(134,817,137)
Gross profit per segment			$ 96,488,442	$ 86,926,302
% Gross margin			38.00%	39.00%
Seed and integrated products
Revenues from contracts with customers
Royalties			$ 649,341	$ 909,067
Initial recognition and changes in the fair value of biological assets at the point of harvest			77,353	56,530
Total			54,504,152	30,191,794
Cost of sales			(36,216,288)	(13,606,348)
Gross profit per segment			$ 18,287,864	$ 16,585,446
% Gross margin			34.00%	55.00%
Crop protection
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest			$ 141,457	$ 140,620
Total			127,170,923	116,404,147
Cost of sales			(81,249,196)	(79,703,474)
Gross profit per segment			$ 45,921,727	$ 36,700,673
% Gross margin			36.00%	32.00%
Crop nutrition
Revenues from contracts with customers
Initial recognition and changes in the fair value of biological assets at the point of harvest			$ 119,318	$ 154,327
Total			75,139,685	75,147,498
Cost of sales			(42,860,834)	(41,507,315)
Gross profit per segment			$ 32,278,851	$ 33,640,183
% Gross margin			43.00%	45.00%
Sale of goods and services
Revenues from contracts with customers
Sale of goods and services			$ 255,827,291	$ 220,482,895
Sale of goods and services | Seed and integrated products
Revenues from contracts with customers
Sale of goods and services			53,777,458	29,226,197
Sale of goods and services | Crop protection
Revenues from contracts with customers
Sale of goods and services			127,029,466	116,263,527
Sale of goods and services | Crop nutrition
Revenues from contracts with customers
Sale of goods and services			$ 75,020,367	$ 74,993,171